United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	October 7, 2010

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	73

Form 13F Information Table Value Total:	196114(X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Comcast Corp PFD 7%            PFD              20030N408      209     8000 SH       Sole                     4000              4000
Genl Elec Capital Corp. PFD 6% PFD              369622451      208     8000 SH       Sole                     4000              4000
3M Company                     COM              88579y101     1957    22565 SH       Sole                     3575             18990
AT & T Corp.                   COM              00206R102      568    19856 SH       Sole                     1272             18584
Abbott Laboratories            COM              002824100     1087    20800 SH       Sole                                      20800
Alcoa Inc.                     COM              013817101     1733   143100 SH       Sole                    18500            124600
Anadarko Petroleum             COM              032511107     5658    99175 SH       Sole                    15600             83575
Analog Devices                 COM              032654105     3700   117900 SH       Sole                     4000            113900
Atmos Energy Corp              COM              049560105     1521    52000 SH       Sole                                      52000
AvalonBay Communities          COM              053484101      538     5179 SH       Sole                     1823              3356
Barrick Gold Corp              COM              067901108     9995   215929 SH       Sole                    25814            190115
Baxter Int'l                   COM              071813109      344     7200 SH       Sole                     7200
Berkshire Hathaway CL B        COM              084670207     2141    25900 SH       Sole                     5350             20550
Best Buy Co. Inc.              COM              086516101     4656   114025 SH       Sole                    15900             98125
CVS/Caremark Corp.             COM              126650100     6262   198980 SH       Sole                    29700            169280
Caterpillar                    COM              149123101      220     2800 SH       Sole                                       2800
Chevron Corp.                  COM              166764100      646     7965 SH       Sole                                       7965
Cisco Systems                  COM              17275R102      852    38925 SH       Sole                     3800             35125
Colgate Palmolive              COM              194162103      740     9628 SH       Sole                     4303              5325
Conocophillips                 COM              20825C104     4161    72462 SH       Sole                    12800             59662
Corning                        COM              219350105     4918   269050 SH       Sole                    36250            232800
Costco Wholesale Corp.         COM              22160k105     1038    16092 SH       Sole                     4047             12045
Devon Energy                   COM              25179M103     6521   100726 SH       Sole                    11100             89626
Dow Chemical                   COM              260543103     2592    94400 SH       Sole                    14500             79900
DuPont                         COM              263534109     5054   113262 SH       Sole                    11100            102162
Duke Energy Corp.              COM              26441C105     3259   184032 SH       Sole                    13216            170816
EMC Corp.                      COM              268648102     1912    94150 SH       Sole                    21600             72550
EOG Resources, Inc.            COM              26875P101     1013    10900 SH       Sole                     3500              7400
EnCana                         COM              292505104     3839   127000 SH       Sole                    22700            104300
Exxon Mobil                    COM              30231G102     1002    16217 SH       Sole                     2630             13587
Fedex Corp.                    COM              31428X106      269     3150 SH       Sole                      500              2650
General Electric               COM              369604103     5165   317816 SH       Sole                    62442            255374
General Mills                  COM              370334104      592    16212 SH       Sole                     5012             11200
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     4484   113450 SH       Sole                    13900             99550
Halliburton Co.                COM              406216101     1167    35275 SH       Sole                     1100             34175
Hewlett-Packard                COM              428236103     2251    53502 SH       Sole                     4300             49202
Home Depot Inc.                COM              437076102      437    13800 SH       Sole                     4950              8850
Honeywell Int'l                COM              438516106     5251   119493 SH       Sole                    20518             98975
Int'l Bus Machines             COM              459200101      907     6760 SH       Sole                     1450              5310
Intel                          COM              458140100     3355   174716 SH       Sole                    40945            133771
International Paper            COM              460146103     2146    98650 SH       Sole                    16200             82450
JP Morgan Chase & Co.          COM              46625H100      297     7808 SH       Sole                     4458              3350
Johnson & Johnson              COM              478160104     6574   106108 SH       Sole                    20400             85708
Kimberly-Clark                 COM              494368103     5121    78725 SH       Sole                    11800             66925
Lilly, Eli                     COM              532457108     2650    72550 SH       Sole                    13600             58950
MDU Resources Group            COM              552690109     3801   190525 SH       Sole                    20600            169925
Marathon Oil Corp.             COM              565849106     5021   151700 SH       Sole                    20800            130900
Medtronic Inc.                 COM              585055106      383    11400 SH       Sole                     2000              9400
Merck & Co.                    COM              58933Y105     4737   128685 SH       Sole                    20300            108385
Microsoft                      COM              594918104     3915   159858 SH       Sole                    30300            129558
National Fuel Gas              COM              636180101      806    15550 SH       Sole                     5800              9750
Nestle S A ADR                 COM              641069406     4017    75187 SH       Sole                    20825             54362
Newmont Mining Corp.           COM              651639106     6509   103624 SH       Sole                    15100             88524
Novartis AG ADR                COM              66987V109     5689    98640 SH       Sole                    13900             84740
Paccar Inc.                    COM              693718108      581    12073 SH       Sole                     5400              6673
Paychex Inc                    COM              704326107      918    33411 SH       Sole                     5337             28074
Pfizer Inc.                    COM              717081103     4189   243954 SH       Sole                    45800            198154
Philips Elec ADR               COM              500472303     3501   111783 SH       Sole                    16700             95083
Plum Creek Timber              COM              729251108      454    12850 SH       Sole                     2400             10450
Procter & Gamble               COM              742718109     6368   106186 SH       Sole                    15382             90804
QEP Resources                  COM              74733V100      609    20200 SH       Sole                     7000             13200
Questar Corp.                  COM              748356102      354    20200 SH       Sole                     7000             13200
Schlumberger, Ltd.             COM              806857108     4681    75978 SH       Sole                    12800             63178
Southern Co.                   COM              842587107     5156   138450 SH       Sole                    15950            122500
Stryker                        COM              863667101      501    10000 SH       Sole                     2600              7400
Sysco                          COM              871829107      269     9433 SH       Sole                                       9433
Unilever PLC ADR               COM              904767704     6679   229530 SH       Sole                    28100            201430
Union Pacific Corp.            COM              907818108      273     3332 SH       Sole                                       3332
United Technologies            COM              913017109     2504    35151 SH       Sole                     9600             25551
Walgreen Co.                   COM              931422109     3720   111050 SH       Sole                    21850             89200
Exxon Mobil                    COM              30231G102      216     3500 SH       Sole                                       3500
Int'l Bus Machines             COM              459200101      844     6293 SH       Sole                     6293
LA Cent Oil & Gas Co.          COM              546234204      411      225 SH       Sole                      225